General (Details) - USD ($) $ in Thousands	Nov. 11, 2021	Feb. 28, 2020	Feb. 27, 2020
BlackBag Technologies Inc. (“BlackBag”)
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%	100.00%
Total consideration transferred		$ 33,362
Digital Clues (“DC”)
Business Acquisition [Line Items]
Total consideration transferred	$ 20,000